BASIS OF PRESENTATION	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

1.           BASIS OF PRESENTATION

Pan American Goldfields Ltd. (formerly Mexoro Minerals, Ltd and Sunburst Acquisitions IV, Inc.) (“Panam” or the “Company”) was incorporated in the state of Delaware on March 23, 2010 and on July 2, 2010 changed its name to Pan American Goldfields Ltd. pursuant to an agreement and plan of merger between the Company and Mexoro Minerals Ltd.  The Company was formed to seek out and acquire business opportunities.  Between 1997 and 2003, the Company was engaged in two business acquisitions and one business opportunity, none of which generated a significant profit or created sustainable business.  All were sold or discontinued.  The Company had previously been pursuing various business opportunities and, effective March 1, 2004, the Company changed its operations to mineral exploration.  Currently, the main focus of the Company ‘ s operations is in Mexico.

On February 12, 2009, the Company entered into a joint venture through a definitive agreement for development of its Cieneguita project with Minera Rio Tinto, S.A. de C.V. (“MRT”), a private company duly incorporated pursuant to the laws of Mexico, which is controlled by the chairman of the Company.  The purpose of the joint venture is to put the Cieneguita property into production.  Pursuant to the agreement, MRT is to provide the necessary working capital to begin and maintain mining operations at Cieneguita, which are estimated to be $3,000,000.  MRT plans to spend 100% of the money to earn 74% of the net cash flow from production (notes 5 and 6).  The Company will receive 20% of the net cash flows from production.  Accordingly, the Company is considered to be a development stage company.

On May 25, 2004, the Company completed a “Share Exchange Agreement” with Sierra Minerals and Mining, Inc. (“Sierra Minerals”), a Nevada corporation, which caused Sierra Minerals to become a wholly-owned subsidiary of the Company.  Sierra Minerals held certain rights to properties in Mexico that the Company now owns or has an option to acquire.  Through Sierra Minerals, the Company entered into a joint venture agreement with MRT.  In August 2005, the Company cancelled the joint venture agreement in order to directly pursue mineral exploration opportunities through a wholly-owned Mexican subsidiary, Sunburst Mining de Mexico S.A. de C.V. (“Sunburst de Mexico”).  On August 25, 2005, the Company, Sunburst de Mexico and MRT entered into agreements providing Sunburst de Mexico the right to explore and exploit certain properties in Mexico.  In December 2005, the Company and Sunburst de Mexico entered into a new agreement with MRT (the “New Agreement”) (note 6).  On January 20, 2006, Sierra Minerals was dissolved.